Summary of Significant Accounting Policies - Summary of useful lives of property plant and equipment (Details)	12 Months Ended
Dec. 31, 2021
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Computers and IT equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computers and IT equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	0 years